Share based compensation - Summarizes activities of the RSUs (Details) - Restricted share units ("RSU") - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares
Shares, beginning balance	2,735,888	9,837,205	18,043,019
Granted	1,010,337	2,116,798	1,300,352
Vested	(1,140,725)	(9,218,115)	(8,946,166)
Forfeited	(1,513,980)		(560,000)
Shares, ending balance	1,091,520	2,735,888	9,837,205	18,043,019
Weighted average Grant date fair value
Weighted average Grant date fair value, beginning balance	$ 2.72	$ 1.41	$ 1.27
Granted	0.26	3.21	2.92
Vested	(3.09)	(1.44)	(1.30)
Forfeited	2.8		2.25
Weighted average Grant date fair value, ending balance	$ 0.51	$ 2.72	$ 1.41	$ 1.27
Weighted average vesting period
Weighted average vesting period (years)	3 years 5 months 1 day	1 year 1 month 17 days	10 months 28 days	1 year 8 months 19 days